INVENTORIES	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,	June 30,
	2017	2018

Raw materials	$12,011	$10,268
Work in progress	576	730
Finished products	41,577	35,042

	$54,164	$46,040

During the six-month ended June 30, 2017 and 2018 the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 2,912 and $ 1,106, respectively that have been included in cost of revenues.